NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 23, 2024	Aug. 09, 2024	Jun. 30, 2024	Feb. 09, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate gross proceeds				3.50%
Marketing Fees Payable To Underwriters, Waived In Exchange For Notes Payable				$ 7,043,750
Conversion, shares transferred							2,550,588
Unamortized discount (Premium), Net			$ 971,666		$ 971,666		$ 791,581	$ 971,666	$ 971,666
Convertible notes, net			3,783,437		3,783,437			3,783,437	3,783,437
Period to file registration statement with SEC				30 days
Carriage House Capital, Inc
COMMITMENTS AND CONTINGENCIES
Fair value of the stock payable			259,893		259,893		$ 63,742	259,893	259,893
Atlas FinTech
COMMITMENTS AND CONTINGENCIES
Shares transferred		2,788,276
Conversion, shares transferred							127,159
Quantum Ventures LLC
COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred							366,750
Non-Redemption Agreement Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability										$ 1,881,440
Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability								1,668,731
Earnout Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability								$ 10,963,000
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount				$ 4,150,000
Conversion amount				$ 4,150,000	$ 725,000	$ 725,000	$ 725,000
Shares transferred					2,263,031	2,263,031	2,263,031
Conversion, shares transferred							145,606	198,196
Shares issued as conversion in principle and interest on convertible notes (in shares)							1,769,122
Amortization of discount							$ 86,209
Interest amount							212,803
Principal balance							3,425,000
Unamortized discount							280,355
Accrued interest expense			212,803		$ 212,803			$ 212,803	212,803
Interest expense related to the amortization of the debt discount			$ 37,920		37,920			37,920	37,920
Convertible notes, net							$ 3,282,518
Interest rate (in percent)				13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)				85.00%
Number of years up to which the converted amount is to be held for payment of interest			3 years	3 years			3 years
Beneficial ownership (in percent)				9.99%
Period to file registration statement with SEC				45 days
Minimum period for which the registration statement with SEC is suspended, considered for increase in interest rate				15 days
Incremental weekly interest rate, if the registration statement is not filed or is not effective or terminated or suspended (in percent)				2.00%
Chardan Note | Chardan Capital Market LLC
COMMITMENTS AND CONTINGENCIES
Marketing Fees Payable To Underwriters, Waived In Exchange For Notes Payable							$ 7,043,750
Aggregate principal amount			$ 3,990,385		$ 3,990,385		$ 4,150,000	$ 3,990,385	$ 3,990,385
Interest rate (in percent)			13.00%		13.00%		13.00%	13.00%	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)							85.00%		85.00%
Debt principal amount				$ 4,150,000
Chardan Note | Atlas FinTech
COMMITMENTS AND CONTINGENCIES
Conversion, shares transferred							52,590
Chardan Note | JonesTrading Institutional Services
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount				375,000
Chardan Note | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability				$ 404,483
Unamortized discount			$ 404,483		$ 404,483			$ 404,483	$ 404,483
Chardan Note | Subsequent event
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5,209,764
Conversion amount	$ 5,209,764
Interest solutions note
COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle and interest on convertible notes (in shares)							4,457
Interest rate (in percent)				13.00%
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Marketing fees payable to underwriters				$ 7,043,750